Class K [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Class K | BlackRock Sustainable Advantage Emerging Markets Equity Fund | Class K
Prospectus [Line Items]
Annual Return [Percent]	7.29%	8.46%	(21.84%)	(2.77%)